Shareholder Report	12 Months Ended	87 Months Ended
	Jun. 30, 2024 USD ($) holding	Jun. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
Entity Central Index Key	0000827060
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000016473 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	Investor Class
Trading Symbol	BIGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Core Value Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund Investor Class returned 14.70% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	In the information technology sector, stock choices in the semiconductors and semiconductor equipment industry contributed to relative returns, reflecting the market's strong preference for artificial intelligence (AI)-related stocks. Shares of Broadcom posted strong gains due to robust results in both its semiconductor business and its software segment. KLA and Qualcomm also contributed.
•	In utilities, independent power producer Vistra was the leading overall contributor to performance. Its nuclear power generation make it an attractive power provider for AI/data center users seeking clean, consistent sources of electricity. Recent approval of its acquisition of Energy Harbor will add 1 million retail customers and significant nuclear capacity.
•	Stock choices in the financials sector detracted from relative performance. Financial technology company Global Payments trended lower due to a decline in global investment in financial technology. Positioning in the capital markets industry also detracted as it hurt not to have exposure to brokers benefiting from resurgent financial markets.
•	In the energy sector, an underweight to oil, gas and consumable fuels companies detracted from returns compared with the index. Energy prices were fairly volatile but ultimately supported by stronger-than-expected economic growth in the U.S. and conflict in the Middle East, including shipping disruptions in the Red Sea. An underweight to ConocoPhillips detracted most.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	14.70%	8.90%	8.22%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Value	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,989,921,454	$ 1,989,921,454
Holdings Count | holding	184	184
Advisory Fees Paid, Amount	$ 12,593,485
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Oil, Gas and Consumable Fuels	8.0%
Short-Term Investments	0.6%	Semiconductors and Semiconductor Equipment	7.3%
Other Assets and Liabilities	0.0%	Banks	7.1%
		Machinery	4.8%
		Pharmaceuticals	4.7%

C000016475 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	I Class
Trading Symbol	AMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Core Value Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund I Class returned 14.92% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	In the information technology sector, stock choices in the semiconductors and semiconductor equipment industry contributed to relative returns, reflecting the market's strong preference for artificial intelligence (AI)-related stocks. Shares of Broadcom posted strong gains due to robust results in both its semiconductor business and its software segment. KLA and Qualcomm also contributed.
•	In utilities, independent power producer Vistra was the leading overall contributor to performance. Its nuclear power generation make it an attractive power provider for AI/data center users seeking clean, consistent sources of electricity. Recent approval of its acquisition of Energy Harbor will add 1 million retail customers and significant nuclear capacity.
•	Stock choices in the financials sector detracted from relative performance. Financial technology company Global Payments trended lower due to a decline in global investment in financial technology. Positioning in the capital markets industry also detracted as it hurt not to have exposure to brokers benefiting from resurgent financial markets.
•	In the energy sector, an underweight to oil, gas and consumable fuels companies detracted from returns compared with the index. Energy prices were fairly volatile but ultimately supported by stronger-than-expected economic growth in the U.S. and conflict in the Middle East, including shipping disruptions in the Red Sea. An underweight to ConocoPhillips detracted most.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	14.92%	9.12%	8.44%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Value	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,989,921,454	$ 1,989,921,454
Holdings Count | holding	184	184
Advisory Fees Paid, Amount	$ 12,593,485
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Oil, Gas and Consumable Fuels	8.0%
Short-Term Investments	0.6%	Semiconductors and Semiconductor Equipment	7.3%
Other Assets and Liabilities	0.0%	Banks	7.1%
		Machinery	4.8%
		Pharmaceuticals	4.7%

C000016474 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	A Class
Trading Symbol	AMADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Core Value Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$98	0.91%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund A Class returned 14.39% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	In the information technology sector, stock choices in the semiconductors and semiconductor equipment industry contributed to relative returns, reflecting the market's strong preference for artificial intelligence (AI)-related stocks. Shares of Broadcom posted strong gains due to robust results in both its semiconductor business and its software segment. KLA and Qualcomm also contributed.
•	In utilities, independent power producer Vistra was the leading overall contributor to performance. Its nuclear power generation make it an attractive power provider for AI/data center users seeking clean, consistent sources of electricity. Recent approval of its acquisition of Energy Harbor will add 1 million retail customers and significant nuclear capacity.
•	Stock choices in the financials sector detracted from relative performance. Financial technology company Global Payments trended lower due to a decline in global investment in financial technology. Positioning in the capital markets industry also detracted as it hurt not to have exposure to brokers benefiting from resurgent financial markets.
•	In the energy sector, an underweight to oil, gas and consumable fuels companies detracted from returns compared with the index. Energy prices were fairly volatile but ultimately supported by stronger-than-expected economic growth in the U.S. and conflict in the Middle East, including shipping disruptions in the Red Sea. An underweight to ConocoPhillips detracted most.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	14.39%	8.62%	7.94%
A Class - with sales charge	7.81%	7.34%	7.31%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Value	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,989,921,454	$ 1,989,921,454
Holdings Count | holding	184	184
Advisory Fees Paid, Amount	$ 12,593,485
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Oil, Gas and Consumable Fuels	8.0%
Short-Term Investments	0.6%	Semiconductors and Semiconductor Equipment	7.3%
Other Assets and Liabilities	0.0%	Banks	7.1%
		Machinery	4.8%
		Pharmaceuticals	4.7%

C000016476 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	C Class
Trading Symbol	ACGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Core Value Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$177	1.66%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund C Class returned 13.55% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	In the information technology sector, stock choices in the semiconductors and semiconductor equipment industry contributed to relative returns, reflecting the market's strong preference for artificial intelligence (AI)-related stocks. Shares of Broadcom posted strong gains due to robust results in both its semiconductor business and its software segment. KLA and Qualcomm also contributed.
•	In utilities, independent power producer Vistra was the leading overall contributor to performance. Its nuclear power generation make it an attractive power provider for AI/data center users seeking clean, consistent sources of electricity. Recent approval of its acquisition of Energy Harbor will add 1 million retail customers and significant nuclear capacity.
•	Stock choices in the financials sector detracted from relative performance. Financial technology company Global Payments trended lower due to a decline in global investment in financial technology. Positioning in the capital markets industry also detracted as it hurt not to have exposure to brokers benefiting from resurgent financial markets.
•	In the energy sector, an underweight to oil, gas and consumable fuels companies detracted from returns compared with the index. Energy prices were fairly volatile but ultimately supported by stronger-than-expected economic growth in the U.S. and conflict in the Middle East, including shipping disruptions in the Red Sea. An underweight to ConocoPhillips detracted most.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	13.55%	7.82%	7.14%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Value	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,989,921,454	$ 1,989,921,454
Holdings Count | holding	184	184
Advisory Fees Paid, Amount	$ 12,593,485
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Oil, Gas and Consumable Fuels	8.0%
Short-Term Investments	0.6%	Semiconductors and Semiconductor Equipment	7.3%
Other Assets and Liabilities	0.0%	Banks	7.1%
		Machinery	4.8%
		Pharmaceuticals	4.7%

C000016477 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	R Class
Trading Symbol	AICRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Core Value Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$124	1.16%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund R Class returned 14.11% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	In the information technology sector, stock choices in the semiconductors and semiconductor equipment industry contributed to relative returns, reflecting the market's strong preference for artificial intelligence (AI)-related stocks. Shares of Broadcom posted strong gains due to robust results in both its semiconductor business and its software segment. KLA and Qualcomm also contributed.
•	In utilities, independent power producer Vistra was the leading overall contributor to performance. Its nuclear power generation make it an attractive power provider for AI/data center users seeking clean, consistent sources of electricity. Recent approval of its acquisition of Energy Harbor will add 1 million retail customers and significant nuclear capacity.
•	Stock choices in the financials sector detracted from relative performance. Financial technology company Global Payments trended lower due to a decline in global investment in financial technology. Positioning in the capital markets industry also detracted as it hurt not to have exposure to brokers benefiting from resurgent financial markets.
•	In the energy sector, an underweight to oil, gas and consumable fuels companies detracted from returns compared with the index. Energy prices were fairly volatile but ultimately supported by stronger-than-expected economic growth in the U.S. and conflict in the Middle East, including shipping disruptions in the Red Sea. An underweight to ConocoPhillips detracted most.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	14.11%	8.35%	7.68%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Value	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,989,921,454	$ 1,989,921,454
Holdings Count | holding	184	184
Advisory Fees Paid, Amount	$ 12,593,485
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Oil, Gas and Consumable Fuels	8.0%
Short-Term Investments	0.6%	Semiconductors and Semiconductor Equipment	7.3%
Other Assets and Liabilities	0.0%	Banks	7.1%
		Machinery	4.8%
		Pharmaceuticals	4.7%

C000189761 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	R5 Class
Trading Symbol	AICGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Core Value Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund R5 Class returned 14.91% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	In the information technology sector, stock choices in the semiconductors and semiconductor equipment industry contributed to relative returns, reflecting the market's strong preference for artificial intelligence (AI)-related stocks. Shares of Broadcom posted strong gains due to robust results in both its semiconductor business and its software segment. KLA and Qualcomm also contributed.
•	In utilities, independent power producer Vistra was the leading overall contributor to performance. Its nuclear power generation make it an attractive power provider for AI/data center users seeking clean, consistent sources of electricity. Recent approval of its acquisition of Energy Harbor will add 1 million retail customers and significant nuclear capacity.
•	Stock choices in the financials sector detracted from relative performance. Financial technology company Global Payments trended lower due to a decline in global investment in financial technology. Positioning in the capital markets industry also detracted as it hurt not to have exposure to brokers benefiting from resurgent financial markets.
•	In the energy sector, an underweight to oil, gas and consumable fuels companies detracted from returns compared with the index. Energy prices were fairly volatile but ultimately supported by stronger-than-expected economic growth in the U.S. and conflict in the Middle East, including shipping disruptions in the Red Sea. An underweight to ConocoPhillips detracted most.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	14.91%	9.11%	9.17%	4/10/17
Regulatory Index
Russell 1000	23.88%	14.61%	13.97%	—
Performance Index
Russell 1000 Value	13.06%	9.01%	8.54%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,989,921,454	$ 1,989,921,454
Holdings Count | holding	184	184
Advisory Fees Paid, Amount	$ 12,593,485
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Oil, Gas and Consumable Fuels	8.0%
Short-Term Investments	0.6%	Semiconductors and Semiconductor Equipment	7.3%
Other Assets and Liabilities	0.0%	Banks	7.1%
		Machinery	4.8%
		Pharmaceuticals	4.7%

C000016462 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	Investor Class
Trading Symbol	ADSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$117	1.00%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund Investor Class returned 33.74% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock selection drove the fund’s outperformance in the industrials, consumer staples and communication services sectors. In industrials, an underweight position in trucking company Old Dominion Freight Line was beneficial. The company’s stock struggled amid still-high inflation and weak shipping demand. Shares of Uber Technologies were also advantageous.
•	The consumer staples sector was an area of strength, aided by an underweight position in PepsiCo, which is no longer held in the portfolio. In the communication services sector, Meta Platforms was a significant contributor. This parent of Facebook, Instagram and WhatsApp performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI).
•	Stock selection in the information technology and financials sectors detracted most from relative results. Among semiconductor-related stocks, an underweight to leading chip maker NVIDIA hurt relative results. AI-related stocks did very well during the period, a trend NVIDIA rode to briefly become the largest stock by market capitalization in the world.
•	In the financials sector, positioning among insurers hurt. The industry has been under pressure from rising climate- and technology-related replacement costs. Aon, a British insurance company, was a leading detractor. An underweight to property and casualty insurer The Progressive hindered results as the company reported strong earnings partly as a result of homeowner rate hikes.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	33.74%	16.21%	12.97%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Growth	33.48%	19.34%	16.33%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 447,292,359	$ 447,292,359
Holdings Count | holding	106	106
Advisory Fees Paid, Amount	$ 3,879,900
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Software	21.0%
Short-Term Investments	0.9%	Semiconductors and Semiconductor Equipment	16.4%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12.6%
		Technology Hardware, Storage and Peripherals	11.7%
		Broadline Retail	5.3%

C000016464 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	I Class
Trading Symbol	ADCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$94	0.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund I Class returned 34.03% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock selection drove the fund’s outperformance in the industrials, consumer staples and communication services sectors. In industrials, an underweight position in trucking company Old Dominion Freight Line was beneficial. The company’s stock struggled amid still-high inflation and weak shipping demand. Shares of Uber Technologies were also advantageous.
•	The consumer staples sector was an area of strength, aided by an underweight position in PepsiCo, which is no longer held in the portfolio. In the communication services sector, Meta Platforms was a significant contributor. This parent of Facebook, Instagram and WhatsApp performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI).
•	Stock selection in the information technology and financials sectors detracted most from relative results. Among semiconductor-related stocks, an underweight to leading chip maker NVIDIA hurt relative results. AI-related stocks did very well during the period, a trend NVIDIA rode to briefly become the largest stock by market capitalization in the world.
•	In the financials sector, positioning among insurers hurt. The industry has been under pressure from rising climate- and technology-related replacement costs. Aon, a British insurance company, was a leading detractor. An underweight to property and casualty insurer The Progressive hindered results as the company reported strong earnings partly as a result of homeowner rate hikes.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	34.03%	16.43%	13.20%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Growth	33.48%	19.34%	16.33%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 447,292,359	$ 447,292,359
Holdings Count | holding	106	106
Advisory Fees Paid, Amount	$ 3,879,900
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Software	21.0%
Short-Term Investments	0.9%	Semiconductors and Semiconductor Equipment	16.4%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12.6%
		Technology Hardware, Storage and Peripherals	11.7%
		Broadline Retail	5.3%

C000189758 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	Y Class
Trading Symbol	ADCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$88	0.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund Y Class returned 34.08% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock selection drove the fund’s outperformance in the industrials, consumer staples and communication services sectors. In industrials, an underweight position in trucking company Old Dominion Freight Line was beneficial. The company’s stock struggled amid still-high inflation and weak shipping demand. Shares of Uber Technologies were also advantageous.
•	The consumer staples sector was an area of strength, aided by an underweight position in PepsiCo, which is no longer held in the portfolio. In the communication services sector, Meta Platforms was a significant contributor. This parent of Facebook, Instagram and WhatsApp performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI).
•	Stock selection in the information technology and financials sectors detracted most from relative results. Among semiconductor-related stocks, an underweight to leading chip maker NVIDIA hurt relative results. AI-related stocks did very well during the period, a trend NVIDIA rode to briefly become the largest stock by market capitalization in the world.
•	In the financials sector, positioning among insurers hurt. The industry has been under pressure from rising climate- and technology-related replacement costs. Aon, a British insurance company, was a leading detractor. An underweight to property and casualty insurer The Progressive hindered results as the company reported strong earnings partly as a result of homeowner rate hikes.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	34.08%	16.49%	15.39%	4/10/17
Regulatory Index
Russell 1000	23.88%	14.61%	13.97%	—
Performance Index
Russell 1000 Growth	33.48%	19.34%	18.79%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 447,292,359	$ 447,292,359
Holdings Count | holding	106	106
Advisory Fees Paid, Amount	$ 3,879,900
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Software	21.0%
Short-Term Investments	0.9%	Semiconductors and Semiconductor Equipment	16.4%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12.6%
		Technology Hardware, Storage and Peripherals	11.7%
		Broadline Retail	5.3%

C000016463 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	A Class
Trading Symbol	ADCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$146	1.25%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund A Class returned 33.44% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock selection drove the fund’s outperformance in the industrials, consumer staples and communication services sectors. In industrials, an underweight position in trucking company Old Dominion Freight Line was beneficial. The company’s stock struggled amid still-high inflation and weak shipping demand. Shares of Uber Technologies were also advantageous.
•	The consumer staples sector was an area of strength, aided by an underweight position in PepsiCo, which is no longer held in the portfolio. In the communication services sector, Meta Platforms was a significant contributor. This parent of Facebook, Instagram and WhatsApp performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI).
•	Stock selection in the information technology and financials sectors detracted most from relative results. Among semiconductor-related stocks, an underweight to leading chip maker NVIDIA hurt relative results. AI-related stocks did very well during the period, a trend NVIDIA rode to briefly become the largest stock by market capitalization in the world.
•	In the financials sector, positioning among insurers hurt. The industry has been under pressure from rising climate- and technology-related replacement costs. Aon, a British insurance company, was a leading detractor. An underweight to property and casualty insurer The Progressive hindered results as the company reported strong earnings partly as a result of homeowner rate hikes.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	33.44%	15.92%	12.69%
A Class - with sales charge	25.77%	14.55%	12.02%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Growth	33.48%	19.34%	16.33%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 447,292,359	$ 447,292,359
Holdings Count | holding	106	106
Advisory Fees Paid, Amount	$ 3,879,900
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Software	21.0%
Short-Term Investments	0.9%	Semiconductors and Semiconductor Equipment	16.4%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12.6%
		Technology Hardware, Storage and Peripherals	11.7%
		Broadline Retail	5.3%

C000055501 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	C Class
Trading Symbol	ADCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$232	2.00%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund C Class returned 32.46% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock selection drove the fund’s outperformance in the industrials, consumer staples and communication services sectors. In industrials, an underweight position in trucking company Old Dominion Freight Line was beneficial. The company’s stock struggled amid still-high inflation and weak shipping demand. Shares of Uber Technologies were also advantageous.
•	The consumer staples sector was an area of strength, aided by an underweight position in PepsiCo, which is no longer held in the portfolio. In the communication services sector, Meta Platforms was a significant contributor. This parent of Facebook, Instagram and WhatsApp performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI).
•	Stock selection in the information technology and financials sectors detracted most from relative results. Among semiconductor-related stocks, an underweight to leading chip maker NVIDIA hurt relative results. AI-related stocks did very well during the period, a trend NVIDIA rode to briefly become the largest stock by market capitalization in the world.
•	In the financials sector, positioning among insurers hurt. The industry has been under pressure from rising climate- and technology-related replacement costs. Aon, a British insurance company, was a leading detractor. An underweight to property and casualty insurer The Progressive hindered results as the company reported strong earnings partly as a result of homeowner rate hikes.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	32.46%	15.05%	11.85%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Growth	33.48%	19.34%	16.33%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 447,292,359	$ 447,292,359
Holdings Count | holding	106	106
Advisory Fees Paid, Amount	$ 3,879,900
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Software	21.0%
Short-Term Investments	0.9%	Semiconductors and Semiconductor Equipment	16.4%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12.6%
		Technology Hardware, Storage and Peripherals	11.7%
		Broadline Retail	5.3%

C000016465 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	R Class
Trading Symbol	ADRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$175	1.50%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund R Class returned 33.12% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock selection drove the fund’s outperformance in the industrials, consumer staples and communication services sectors. In industrials, an underweight position in trucking company Old Dominion Freight Line was beneficial. The company’s stock struggled amid still-high inflation and weak shipping demand. Shares of Uber Technologies were also advantageous.
•	The consumer staples sector was an area of strength, aided by an underweight position in PepsiCo, which is no longer held in the portfolio. In the communication services sector, Meta Platforms was a significant contributor. This parent of Facebook, Instagram and WhatsApp performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI).
•	Stock selection in the information technology and financials sectors detracted most from relative results. Among semiconductor-related stocks, an underweight to leading chip maker NVIDIA hurt relative results. AI-related stocks did very well during the period, a trend NVIDIA rode to briefly become the largest stock by market capitalization in the world.
•	In the financials sector, positioning among insurers hurt. The industry has been under pressure from rising climate- and technology-related replacement costs. Aon, a British insurance company, was a leading detractor. An underweight to property and casualty insurer The Progressive hindered results as the company reported strong earnings partly as a result of homeowner rate hikes.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	33.12%	15.63%	12.41%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Growth	33.48%	19.34%	16.33%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 447,292,359	$ 447,292,359
Holdings Count | holding	106	106
Advisory Fees Paid, Amount	$ 3,879,900
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Software	21.0%
Short-Term Investments	0.9%	Semiconductors and Semiconductor Equipment	16.4%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12.6%
		Technology Hardware, Storage and Peripherals	11.7%
		Broadline Retail	5.3%

C000189759 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	R5 Class
Trading Symbol	ADGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$94	0.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund R5 Class returned 34.00% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock selection drove the fund’s outperformance in the industrials, consumer staples and communication services sectors. In industrials, an underweight position in trucking company Old Dominion Freight Line was beneficial. The company’s stock struggled amid still-high inflation and weak shipping demand. Shares of Uber Technologies were also advantageous.
•	The consumer staples sector was an area of strength, aided by an underweight position in PepsiCo, which is no longer held in the portfolio. In the communication services sector, Meta Platforms was a significant contributor. This parent of Facebook, Instagram and WhatsApp performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI).
•	Stock selection in the information technology and financials sectors detracted most from relative results. Among semiconductor-related stocks, an underweight to leading chip maker NVIDIA hurt relative results. AI-related stocks did very well during the period, a trend NVIDIA rode to briefly become the largest stock by market capitalization in the world.
•	In the financials sector, positioning among insurers hurt. The industry has been under pressure from rising climate- and technology-related replacement costs. Aon, a British insurance company, was a leading detractor. An underweight to property and casualty insurer The Progressive hindered results as the company reported strong earnings partly as a result of homeowner rate hikes.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	34.00%	16.43%	15.33%	4/10/17
Regulatory Index
Russell 1000	23.88%	14.61%	13.97%	—
Performance Index
Russell 1000 Growth	33.48%	19.34%	18.79%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 447,292,359	$ 447,292,359
Holdings Count | holding	106	106
Advisory Fees Paid, Amount	$ 3,879,900
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Software	21.0%
Short-Term Investments	0.9%	Semiconductors and Semiconductor Equipment	16.4%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12.6%
		Technology Hardware, Storage and Peripherals	11.7%
		Broadline Retail	5.3%

C000016466 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	Investor Class
Trading Symbol	BEQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	0.66%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Growth Fund Investor Class returned 26.26% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Communication services was the leading sector contributor to relative performance during the period. Shares of Meta Platforms, parent of Facebook, Instagram and WhatsApp, performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI), a key theme driving stock market performance throughout the period.
•	Stock selection in the industrials sector also added to relative results as economic growth held up better than expected. In the ground transportation industry, Uber Technologies contributed most. Stock choices in the health care sector also contributed to relative performance, especially in the life sciences tools and services and pharmaceuticals industries.
•	Stock selections in the financials and energy sectors hindered relative results. In financials, positions in Visa and PayPal Holdings detracted most. In the energy sector, ChampionX, an energy equipment and services company, was the leading detractor.
•	During a period when the market was narrowly focused on AI- and obesity-related stocks, an overweight position in consumer products company Kimberly-Clark detracted most from relative performance. The company’s key business metrics were solid, and its returns were positive but lagged the gains of the narrowly concentrated large-cap market indices.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	26.26%	11.70%	10.11%
S&P 500	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,683,434,123	$ 1,683,434,123
Holdings Count | holding	215	215
Advisory Fees Paid, Amount	$ 10,135,109
Investment Company, Portfolio Turnover	53.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	13.9%
Short-Term Investments	0.4%	Software	12.8%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7.0%
		Technology Hardware, Storage and Peripherals	6.6%
		Broadline Retail	4.7%

C000016468 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	I Class
Trading Symbol	AMEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$52	0.46%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Growth Fund I Class returned 26.46% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Communication services was the leading sector contributor to relative performance during the period. Shares of Meta Platforms, parent of Facebook, Instagram and WhatsApp, performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI), a key theme driving stock market performance throughout the period.
•	Stock selection in the industrials sector also added to relative results as economic growth held up better than expected. In the ground transportation industry, Uber Technologies contributed most. Stock choices in the health care sector also contributed to relative performance, especially in the life sciences tools and services and pharmaceuticals industries.
•	Stock selections in the financials and energy sectors hindered relative results. In financials, positions in Visa and PayPal Holdings detracted most. In the energy sector, ChampionX, an energy equipment and services company, was the leading detractor.
•	During a period when the market was narrowly focused on AI- and obesity-related stocks, an overweight position in consumer products company Kimberly-Clark detracted most from relative performance. The company’s key business metrics were solid, and its returns were positive but lagged the gains of the narrowly concentrated large-cap market indices.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	26.46%	11.92%	10.32%
S&P 500	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,683,434,123	$ 1,683,434,123
Holdings Count | holding	215	215
Advisory Fees Paid, Amount	$ 10,135,109
Investment Company, Portfolio Turnover	53.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	13.9%
Short-Term Investments	0.4%	Software	12.8%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7.0%
		Technology Hardware, Storage and Peripherals	6.6%
		Broadline Retail	4.7%

C000016467 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	A Class
Trading Symbol	BEQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$103	0.91%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Growth Fund A Class returned 25.93% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Communication services was the leading sector contributor to relative performance during the period. Shares of Meta Platforms, parent of Facebook, Instagram and WhatsApp, performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI), a key theme driving stock market performance throughout the period.
•	Stock selection in the industrials sector also added to relative results as economic growth held up better than expected. In the ground transportation industry, Uber Technologies contributed most. Stock choices in the health care sector also contributed to relative performance, especially in the life sciences tools and services and pharmaceuticals industries.
•	Stock selections in the financials and energy sectors hindered relative results. In financials, positions in Visa and PayPal Holdings detracted most. In the energy sector, ChampionX, an energy equipment and services company, was the leading detractor.
•	During a period when the market was narrowly focused on AI- and obesity-related stocks, an overweight position in consumer products company Kimberly-Clark detracted most from relative performance. The company’s key business metrics were solid, and its returns were positive but lagged the gains of the narrowly concentrated large-cap market indices.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	25.93%	11.42%	9.83%
A Class - with sales charge	18.69%	10.10%	9.18%
S&P 500	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,683,434,123	$ 1,683,434,123
Holdings Count | holding	215	215
Advisory Fees Paid, Amount	$ 10,135,109
Investment Company, Portfolio Turnover	53.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	13.9%
Short-Term Investments	0.4%	Software	12.8%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7.0%
		Technology Hardware, Storage and Peripherals	6.6%
		Broadline Retail	4.7%

C000016469 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	C Class
Trading Symbol	AEYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$187	1.66%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Growth Fund C Class returned 24.96% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Communication services was the leading sector contributor to relative performance during the period. Shares of Meta Platforms, parent of Facebook, Instagram and WhatsApp, performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI), a key theme driving stock market performance throughout the period.
•	Stock selection in the industrials sector also added to relative results as economic growth held up better than expected. In the ground transportation industry, Uber Technologies contributed most. Stock choices in the health care sector also contributed to relative performance, especially in the life sciences tools and services and pharmaceuticals industries.
•	Stock selections in the financials and energy sectors hindered relative results. In financials, positions in Visa and PayPal Holdings detracted most. In the energy sector, ChampionX, an energy equipment and services company, was the leading detractor.
•	During a period when the market was narrowly focused on AI- and obesity-related stocks, an overweight position in consumer products company Kimberly-Clark detracted most from relative performance. The company’s key business metrics were solid, and its returns were positive but lagged the gains of the narrowly concentrated large-cap market indices.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	24.96%	10.58%	9.01%
S&P 500	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,683,434,123	$ 1,683,434,123
Holdings Count | holding	215	215
Advisory Fees Paid, Amount	$ 10,135,109
Investment Company, Portfolio Turnover	53.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	13.9%
Short-Term Investments	0.4%	Software	12.8%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7.0%
		Technology Hardware, Storage and Peripherals	6.6%
		Broadline Retail	4.7%

C000016470 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	R Class
Trading Symbol	AEYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$131	1.16%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Growth Fund R Class returned 25.61% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Communication services was the leading sector contributor to relative performance during the period. Shares of Meta Platforms, parent of Facebook, Instagram and WhatsApp, performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI), a key theme driving stock market performance throughout the period.
•	Stock selection in the industrials sector also added to relative results as economic growth held up better than expected. In the ground transportation industry, Uber Technologies contributed most. Stock choices in the health care sector also contributed to relative performance, especially in the life sciences tools and services and pharmaceuticals industries.
•	Stock selections in the financials and energy sectors hindered relative results. In financials, positions in Visa and PayPal Holdings detracted most. In the energy sector, ChampionX, an energy equipment and services company, was the leading detractor.
•	During a period when the market was narrowly focused on AI- and obesity-related stocks, an overweight position in consumer products company Kimberly-Clark detracted most from relative performance. The company’s key business metrics were solid, and its returns were positive but lagged the gains of the narrowly concentrated large-cap market indices.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	25.61%	11.14%	9.56%
S&P 500	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,683,434,123	$ 1,683,434,123
Holdings Count | holding	215	215
Advisory Fees Paid, Amount	$ 10,135,109
Investment Company, Portfolio Turnover	53.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	13.9%
Short-Term Investments	0.4%	Software	12.8%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7.0%
		Technology Hardware, Storage and Peripherals	6.6%
		Broadline Retail	4.7%

C000189760 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	R5 Class
Trading Symbol	AEYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$52	0.46%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Growth Fund R5 Class returned 26.50% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Communication services was the leading sector contributor to relative performance during the period. Shares of Meta Platforms, parent of Facebook, Instagram and WhatsApp, performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI), a key theme driving stock market performance throughout the period.
•	Stock selection in the industrials sector also added to relative results as economic growth held up better than expected. In the ground transportation industry, Uber Technologies contributed most. Stock choices in the health care sector also contributed to relative performance, especially in the life sciences tools and services and pharmaceuticals industries.
•	Stock selections in the financials and energy sectors hindered relative results. In financials, positions in Visa and PayPal Holdings detracted most. In the energy sector, ChampionX, an energy equipment and services company, was the leading detractor.
•	During a period when the market was narrowly focused on AI- and obesity-related stocks, an overweight position in consumer products company Kimberly-Clark detracted most from relative performance. The company’s key business metrics were solid, and its returns were positive but lagged the gains of the narrowly concentrated large-cap market indices.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	26.50%	11.92%	11.82%	4/10/17
S&P 500	24.56%	15.05%	14.30%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,683,434,123	$ 1,683,434,123
Holdings Count | holding	215	215
Advisory Fees Paid, Amount	$ 10,135,109
Investment Company, Portfolio Turnover	53.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	13.9%
Short-Term Investments	0.4%	Software	12.8%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7.0%
		Technology Hardware, Storage and Peripherals	6.6%
		Broadline Retail	4.7%

C000016471 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	Investor Class
Trading Symbol	BGEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Gold Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	0.66%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Gold Fund Investor Class returned 18.07% for the reporting period ended June 30, 2024.
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The commentary below refers to the fund's performance compared to the NYSE Arca Gold Miners Index.
•	Gold’s price rose sharply, reaching an all-time high. Gold demand was driven by central bank buying and investor hedging against geopolitical risk. For all of 2023, central bank gold purchases were the second-highest annual total on record. According to an early 2024 World Gold Council survey, a record number of central banks intend to increase their gold reserves in the next 12 months.
•	Rising gold prices meant stronger gold miner earnings and strong stock performance. Nevertheless, the leading individual contributor to relative performance was an underweight allocation to Newmont Mining. Newmont is the leading gold producer in the world, but it announced a dividend cut and disappointing production figures as it works to pay down debt and digest an earlier acquisition.
•	Similarly, underweights to Franco-Nevada and Barrick Gold benefited performance compared with the index. Franco-Nevada's stock fell after announcing the closure of its copper mine operation in Panama. Barrick's stock was volatile and performed poorly in late 2023 amid production cuts and investor speculation around a potential acquisition.
•	Canada-based B2Gold was the leading detractor from relative performance, reflecting disappointing sales and production. The company also announced a delay in its new Goose Project mining operation, with the first gold production not expected until the second quarter of 2025.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	18.07%	5.48%	2.85%
Regulatory Index
MSCI World	20.19%	11.78%	9.16%
Performance Index
NYSE Arca Gold Miners	16.39%	8.03%	4.24%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 633,283,878	$ 633,283,878
Holdings Count | holding	62	62
Advisory Fees Paid, Amount	$ 3,640,981
Investment Company, Portfolio Turnover	54.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.4%	Canada	47.9%
Short-Term Investments	1.6%	Australia	14.0%
Other Assets and Liabilities	(1.0)%	South Africa	13.2%
		United States	9.4%
		China	7.3%

C000055503 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	I Class
Trading Symbol	AGGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Gold Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Gold Fund I Class returned 18.38% for the reporting period ended June 30, 2024.
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The commentary below refers to the fund's performance compared to the NYSE Arca Gold Miners Index.
•	Gold’s price rose sharply, reaching an all-time high. Gold demand was driven by central bank buying and investor hedging against geopolitical risk. For all of 2023, central bank gold purchases were the second-highest annual total on record. According to an early 2024 World Gold Council survey, a record number of central banks intend to increase their gold reserves in the next 12 months.
•	Rising gold prices meant stronger gold miner earnings and strong stock performance. Nevertheless, the leading individual contributor to relative performance was an underweight allocation to Newmont Mining. Newmont is the leading gold producer in the world, but it announced a dividend cut and disappointing production figures as it works to pay down debt and digest an earlier acquisition.
•	Similarly, underweights to Franco-Nevada and Barrick Gold benefited performance compared with the index. Franco-Nevada's stock fell after announcing the closure of its copper mine operation in Panama. Barrick's stock was volatile and performed poorly in late 2023 amid production cuts and investor speculation around a potential acquisition.
•	Canada-based B2Gold was the leading detractor from relative performance, reflecting disappointing sales and production. The company also announced a delay in its new Goose Project mining operation, with the first gold production not expected until the second quarter of 2025.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	18.38%	5.70%	3.06%
Regulatory Index
MSCI World	20.19%	11.78%	9.16%
Performance Index
NYSE Arca Gold Miners	16.39%	8.03%	4.24%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 633,283,878	$ 633,283,878
Holdings Count | holding	62	62
Advisory Fees Paid, Amount	$ 3,640,981
Investment Company, Portfolio Turnover	54.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.4%	Canada	47.9%
Short-Term Investments	1.6%	Australia	14.0%
Other Assets and Liabilities	(1.0)%	South Africa	13.2%
		United States	9.4%
		China	7.3%

C000016472 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	A Class
Trading Symbol	ACGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Gold Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$99	0.91%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Gold Fund A Class returned 17.79% for the reporting period ended June 30, 2024.
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The commentary below refers to the fund's performance compared to the NYSE Arca Gold Miners Index.
•	Gold’s price rose sharply, reaching an all-time high. Gold demand was driven by central bank buying and investor hedging against geopolitical risk. For all of 2023, central bank gold purchases were the second-highest annual total on record. According to an early 2024 World Gold Council survey, a record number of central banks intend to increase their gold reserves in the next 12 months.
•	Rising gold prices meant stronger gold miner earnings and strong stock performance. Nevertheless, the leading individual contributor to relative performance was an underweight allocation to Newmont Mining. Newmont is the leading gold producer in the world, but it announced a dividend cut and disappointing production figures as it works to pay down debt and digest an earlier acquisition.
•	Similarly, underweights to Franco-Nevada and Barrick Gold benefited performance compared with the index. Franco-Nevada's stock fell after announcing the closure of its copper mine operation in Panama. Barrick's stock was volatile and performed poorly in late 2023 amid production cuts and investor speculation around a potential acquisition.
•	Canada-based B2Gold was the leading detractor from relative performance, reflecting disappointing sales and production. The company also announced a delay in its new Goose Project mining operation, with the first gold production not expected until the second quarter of 2025.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	17.79%	5.23%	2.59%
A Class - with sales charge	11.02%	3.99%	1.99%
Regulatory Index
MSCI World	20.19%	11.78%	9.16%
Performance Index
NYSE Arca Gold Miners	16.39%	8.03%	4.24%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 633,283,878	$ 633,283,878
Holdings Count | holding	62	62
Advisory Fees Paid, Amount	$ 3,640,981
Investment Company, Portfolio Turnover	54.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.4%	Canada	47.9%
Short-Term Investments	1.6%	Australia	14.0%
Other Assets and Liabilities	(1.0)%	South Africa	13.2%
		United States	9.4%
		China	7.3%

C000055505 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	C Class
Trading Symbol	AGYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Gold Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$180	1.66%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Gold Fund C Class returned 16.99% for the reporting period ended June 30, 2024.
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The commentary below refers to the fund's performance compared to the NYSE Arca Gold Miners Index.
•	Gold’s price rose sharply, reaching an all-time high. Gold demand was driven by central bank buying and investor hedging against geopolitical risk. For all of 2023, central bank gold purchases were the second-highest annual total on record. According to an early 2024 World Gold Council survey, a record number of central banks intend to increase their gold reserves in the next 12 months.
•	Rising gold prices meant stronger gold miner earnings and strong stock performance. Nevertheless, the leading individual contributor to relative performance was an underweight allocation to Newmont Mining. Newmont is the leading gold producer in the world, but it announced a dividend cut and disappointing production figures as it works to pay down debt and digest an earlier acquisition.
•	Similarly, underweights to Franco-Nevada and Barrick Gold benefited performance compared with the index. Franco-Nevada's stock fell after announcing the closure of its copper mine operation in Panama. Barrick's stock was volatile and performed poorly in late 2023 amid production cuts and investor speculation around a potential acquisition.
•	Canada-based B2Gold was the leading detractor from relative performance, reflecting disappointing sales and production. The company also announced a delay in its new Goose Project mining operation, with the first gold production not expected until the second quarter of 2025.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	16.99%	4.45%	1.83%
Regulatory Index
MSCI World	20.19%	11.78%	9.16%
Performance Index
NYSE Arca Gold Miners	16.39%	8.03%	4.24%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 633,283,878	$ 633,283,878
Holdings Count | holding	62	62
Advisory Fees Paid, Amount	$ 3,640,981
Investment Company, Portfolio Turnover	54.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.4%	Canada	47.9%
Short-Term Investments	1.6%	Australia	14.0%
Other Assets and Liabilities	(1.0)%	South Africa	13.2%
		United States	9.4%
		China	7.3%

C000055506 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	R Class
Trading Symbol	AGGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Gold Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$126	1.16%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Gold Fund R Class returned 17.52% for the reporting period ended June 30, 2024.
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The commentary below refers to the fund's performance compared to the NYSE Arca Gold Miners Index.
•	Gold’s price rose sharply, reaching an all-time high. Gold demand was driven by central bank buying and investor hedging against geopolitical risk. For all of 2023, central bank gold purchases were the second-highest annual total on record. According to an early 2024 World Gold Council survey, a record number of central banks intend to increase their gold reserves in the next 12 months.
•	Rising gold prices meant stronger gold miner earnings and strong stock performance. Nevertheless, the leading individual contributor to relative performance was an underweight allocation to Newmont Mining. Newmont is the leading gold producer in the world, but it announced a dividend cut and disappointing production figures as it works to pay down debt and digest an earlier acquisition.
•	Similarly, underweights to Franco-Nevada and Barrick Gold benefited performance compared with the index. Franco-Nevada's stock fell after announcing the closure of its copper mine operation in Panama. Barrick's stock was volatile and performed poorly in late 2023 amid production cuts and investor speculation around a potential acquisition.
•	Canada-based B2Gold was the leading detractor from relative performance, reflecting disappointing sales and production. The company also announced a delay in its new Goose Project mining operation, with the first gold production not expected until the second quarter of 2025.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	17.52%	4.97%	2.34%
Regulatory Index
MSCI World	20.19%	11.78%	9.16%
Performance Index
NYSE Arca Gold Miners	16.39%	8.03%	4.24%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 633,283,878	$ 633,283,878
Holdings Count | holding	62	62
Advisory Fees Paid, Amount	$ 3,640,981
Investment Company, Portfolio Turnover	54.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.4%	Canada	47.9%
Short-Term Investments	1.6%	Australia	14.0%
Other Assets and Liabilities	(1.0)%	South Africa	13.2%
		United States	9.4%
		China	7.3%

C000016484 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	Investor Class
Trading Symbol	ASQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Company Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Company Fund Investor Class returned 10.99% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small-cap stocks underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	Stock selection contributed to the fund’s performance in the industrials, consumer discretionary and consumer staples sectors. In industrials, shipping company Matson benefited from stronger-than-expected earnings and an improved outlook. In the construction and engineering industry, shares of Sterling Infrastructure and EMCOR Group contributed to performance.
•	In consumer discretionary, homebuilder M/I Homes was a leading contributor. Although earnings were mixed, it benefited from a lack of supply of existing homes. In the hotels, restaurants and leisure industry, Wingstop gained on strong earnings stemming from store expansion and robust growth in comparable store sales.
•	Stock selection in the health care sector was the leading detractor from performance. Vir Biotechnology reported mixed earnings, and the stock plummeted early in the period due to the failure of clinical trials on an influenza vaccine. In the information technology sector, stock selection in the computers and peripherals industry detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.99%	7.13%	5.49%
Regulatory Index
Russell 3000	23.13%	14.14%	12.15%
Performance Index
Russell 2000	10.06%	6.94%	7.00%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 155,300,740	$ 155,300,740
Holdings Count | holding	323	323
Advisory Fees Paid, Amount	$ 1,321,135
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	8.3%
Short-Term Investments	0.8%	Banks	6.7%
Other Assets and Liabilities	(0.4)%	Biotechnology	5.7%
		Household Durables	4.7%
		Oil, Gas and Consumable Fuels	4.2%

C000016486 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	I Class
Trading Symbol	ASCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Company Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Company Fund I Class returned 11.12% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small-cap stocks underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	Stock selection contributed to the fund’s performance in the industrials, consumer discretionary and consumer staples sectors. In industrials, shipping company Matson benefited from stronger-than-expected earnings and an improved outlook. In the construction and engineering industry, shares of Sterling Infrastructure and EMCOR Group contributed to performance.
•	In consumer discretionary, homebuilder M/I Homes was a leading contributor. Although earnings were mixed, it benefited from a lack of supply of existing homes. In the hotels, restaurants and leisure industry, Wingstop gained on strong earnings stemming from store expansion and robust growth in comparable store sales.
•	Stock selection in the health care sector was the leading detractor from performance. Vir Biotechnology reported mixed earnings, and the stock plummeted early in the period due to the failure of clinical trials on an influenza vaccine. In the information technology sector, stock selection in the computers and peripherals industry detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.12%	7.34%	5.70%
Regulatory Index
Russell 3000	23.13%	14.14%	12.15%
Performance Index
Russell 2000	10.06%	6.94%	7.00%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 155,300,740	$ 155,300,740
Holdings Count | holding	323	323
Advisory Fees Paid, Amount	$ 1,321,135
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	8.3%
Short-Term Investments	0.8%	Banks	6.7%
Other Assets and Liabilities	(0.4)%	Biotechnology	5.7%
		Household Durables	4.7%
		Oil, Gas and Consumable Fuels	4.2%

C000016485 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	A Class
Trading Symbol	ASQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Company Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Company Fund A Class returned 10.68% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small-cap stocks underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	Stock selection contributed to the fund’s performance in the industrials, consumer discretionary and consumer staples sectors. In industrials, shipping company Matson benefited from stronger-than-expected earnings and an improved outlook. In the construction and engineering industry, shares of Sterling Infrastructure and EMCOR Group contributed to performance.
•	In consumer discretionary, homebuilder M/I Homes was a leading contributor. Although earnings were mixed, it benefited from a lack of supply of existing homes. In the hotels, restaurants and leisure industry, Wingstop gained on strong earnings stemming from store expansion and robust growth in comparable store sales.
•	Stock selection in the health care sector was the leading detractor from performance. Vir Biotechnology reported mixed earnings, and the stock plummeted early in the period due to the failure of clinical trials on an influenza vaccine. In the information technology sector, stock selection in the computers and peripherals industry detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.68%	6.87%	5.23%
A Class - with sales charge	4.31%	5.61%	4.61%
Regulatory Index
Russell 3000	23.13%	14.14%	12.15%
Performance Index
Russell 2000	10.06%	6.94%	7.00%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 155,300,740	$ 155,300,740
Holdings Count | holding	323	323
Advisory Fees Paid, Amount	$ 1,321,135
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	8.3%
Short-Term Investments	0.8%	Banks	6.7%
Other Assets and Liabilities	(0.4)%	Biotechnology	5.7%
		Household Durables	4.7%
		Oil, Gas and Consumable Fuels	4.2%

C000088007 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	C Class
Trading Symbol	ASQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Company Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$195	1.86%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Company Fund C Class returned 9.85% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small-cap stocks underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	Stock selection contributed to the fund’s performance in the industrials, consumer discretionary and consumer staples sectors. In industrials, shipping company Matson benefited from stronger-than-expected earnings and an improved outlook. In the construction and engineering industry, shares of Sterling Infrastructure and EMCOR Group contributed to performance.
•	In consumer discretionary, homebuilder M/I Homes was a leading contributor. Although earnings were mixed, it benefited from a lack of supply of existing homes. In the hotels, restaurants and leisure industry, Wingstop gained on strong earnings stemming from store expansion and robust growth in comparable store sales.
•	Stock selection in the health care sector was the leading detractor from performance. Vir Biotechnology reported mixed earnings, and the stock plummeted early in the period due to the failure of clinical trials on an influenza vaccine. In the information technology sector, stock selection in the computers and peripherals industry detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	9.85%	6.06%	4.44%
Regulatory Index
Russell 3000	23.13%	14.14%	12.15%
Performance Index
Russell 2000	10.06%	6.94%	7.00%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 155,300,740	$ 155,300,740
Holdings Count | holding	323	323
Advisory Fees Paid, Amount	$ 1,321,135
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	8.3%
Short-Term Investments	0.8%	Banks	6.7%
Other Assets and Liabilities	(0.4)%	Biotechnology	5.7%
		Household Durables	4.7%
		Oil, Gas and Consumable Fuels	4.2%

C000016487 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	R Class
Trading Symbol	ASCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Company Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$143	1.36%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Company Fund R Class returned 10.36% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small-cap stocks underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	Stock selection contributed to the fund’s performance in the industrials, consumer discretionary and consumer staples sectors. In industrials, shipping company Matson benefited from stronger-than-expected earnings and an improved outlook. In the construction and engineering industry, shares of Sterling Infrastructure and EMCOR Group contributed to performance.
•	In consumer discretionary, homebuilder M/I Homes was a leading contributor. Although earnings were mixed, it benefited from a lack of supply of existing homes. In the hotels, restaurants and leisure industry, Wingstop gained on strong earnings stemming from store expansion and robust growth in comparable store sales.
•	Stock selection in the health care sector was the leading detractor from performance. Vir Biotechnology reported mixed earnings, and the stock plummeted early in the period due to the failure of clinical trials on an influenza vaccine. In the information technology sector, stock selection in the computers and peripherals industry detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.36%	6.60%	4.96%
Regulatory Index
Russell 3000	23.13%	14.14%	12.15%
Performance Index
Russell 2000	10.06%	6.94%	7.00%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 155,300,740	$ 155,300,740
Holdings Count | holding	323	323
Advisory Fees Paid, Amount	$ 1,321,135
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	8.3%
Short-Term Investments	0.8%	Banks	6.7%
Other Assets and Liabilities	(0.4)%	Biotechnology	5.7%
		Household Durables	4.7%
		Oil, Gas and Consumable Fuels	4.2%

C000189764 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	R5 Class
Trading Symbol	ASQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Company Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Company Fund R5 Class returned 11.19% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small-cap stocks underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	Stock selection contributed to the fund’s performance in the industrials, consumer discretionary and consumer staples sectors. In industrials, shipping company Matson benefited from stronger-than-expected earnings and an improved outlook. In the construction and engineering industry, shares of Sterling Infrastructure and EMCOR Group contributed to performance.
•	In consumer discretionary, homebuilder M/I Homes was a leading contributor. Although earnings were mixed, it benefited from a lack of supply of existing homes. In the hotels, restaurants and leisure industry, Wingstop gained on strong earnings stemming from store expansion and robust growth in comparable store sales.
•	Stock selection in the health care sector was the leading detractor from performance. Vir Biotechnology reported mixed earnings, and the stock plummeted early in the period due to the failure of clinical trials on an influenza vaccine. In the information technology sector, stock selection in the computers and peripherals industry detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	11.19%	7.35%	5.93%	4/10/17
Regulatory Index
Russell 3000	23.13%	14.14%	13.54%	—
Performance Index
Russell 2000	10.06%	6.94%	7.19%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 155,300,740	$ 155,300,740
Holdings Count | holding	323	323
Advisory Fees Paid, Amount	$ 1,321,135
Investment Company, Portfolio Turnover	67.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	8.3%
Short-Term Investments	0.8%	Banks	6.7%
Other Assets and Liabilities	(0.4)%	Biotechnology	5.7%
		Household Durables	4.7%
		Oil, Gas and Consumable Fuels	4.2%

C000016488 [Member]
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Investor Class
Trading Symbol	BULIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Utilities Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Utilities Fund Investor Class returned 9.52% for the reporting period ended June 30, 2024.
The fund seeks current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry. The commentary below refers to the fund's performance compared to the S&P 500 Utilities Index.
•	Utilities stocks generally advanced but lagged the broader market. Investors anticipated that the build out of data centers required for artificial intelligence (AI) will result in a significant increase in power usage. Retail electricity prices remained near all-time highs, reflecting a shortage of electricity transmission capacity and higher costs anticipated for clean energy infrastructure.
•	The fund benefited from holdings in independent power and renewable electricity producers. Texas-based Vistra was the leading overall contributor to performance. Its diversified power-generation portfolio includes nuclear power plants, making it an attractive power provider for AI/data center users seeking clean, consistent sources of electricity.
•	Another source of outperformance relative to the index were underweight allocations to Ameren and WEC Energy Group. Both companies’ stocks fell after unfavorable rulings by the Illinois Commerce Commission (ICC). The ICC rejected Ameren’s electric grid and rate proposals and halted WEC Energy Group’s proposed infrastructure project.
•	At the other end of the spectrum, Eversource Energy’s stock fell sharply after taking a $1.6 billion write-off related to its offshore wind power generation assets. Similarly, a position in poor-performing water utility SJW Group detracted from performance relative to the index amid significant capital spending on infrastructure, pipelines and solar power generation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.52%	3.09%	4.86%
Regulatory Index
S&P 500	24.56%	15.05%	12.86%
Performance Index
S&P 500 Utilities	7.82%	6.11%	8.04%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 242,389,361	$ 242,389,361
Holdings Count | holding	36	36
Advisory Fees Paid, Amount	$ 1,569,534
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sub-Industries (as a % of net assets)
Common Stocks	99.2%	Electric Utilities	69.2%
Short-Term Investments	0.8%	Multi-Utilities	18.3%
Other Assets and Liabilities	0.0%	Independent Power Producers and Energy Traders	6.8%
		Gas Utilities	3.1%
		Renewable Electricity	1.5%